Investments in Associates	12 Months Ended
Dec. 31, 2010
Investments in Associates [Abstract]
INVESTMENTS IN ASSOCIATES

13.	INVESTMENTS IN ASSOCIATES

The Company holds a number of investments which it accounts for using the equity method. The Company’s approximate interest in the outstanding stock of the more significant associates is as follows:

		December 31,
	Country	2010	2009

Al-Futtaim Willis Co. L.L.C.	Dubai	49%	49%
GS & Cie Groupe	France	31%	31%

The Company’s principal investment as of December 31, 2010 and 2009 is GS & Cie Groupe (‘Gras Savoye’), France’s leading insurance broker.

The Company’s original investment in Gras Savoye was made in 1997, when it acquired a 33 percent ownership interest. Between 1997 and December 2009 this interest was increased by a series of incremental investments to 49 percent.

On December 17, 2009, the Company completed a leveraged transaction with the original family shareholders of Gras Savoye and Astorg Partners, a private equity fund, to reorganize the capital of Gras Savoye (‘December 2009 leveraged transaction’). The Company, the original family shareholders and Astorg now own equal stakes of 31 percent in Gras Savoye and have equal representation of one third of the voting rights on its board. The remaining shareholding is held by a large pool of Gras Savoye managers and minority shareholders.

A put option that was in place prior to the December 2009 leveraged transaction, and which could have increased the Company’s interest to 90 percent, has been canceled and the Company now has a new call option to purchase 100 percent of the capital of Gras Savoye. If the Company does not waive the new call option before April 30, 2014, then it must exercise the new call option in 2015 or the other shareholders may initiate procedures to sell Gras Savoye. Except with the unanimous consent of the supervisory board and other customary exceptions, the parties are prohibited from transferring any shares of Gras Savoye until 2015. At the end of this period, shareholders are entitled to pre-emptive and tag-along rights.

As a result of the December 2009 leveraged transaction the Company recognized a gain of $10 million in the consolidated statement of operations for the year ended December 31, 2009 from the reduction of its interest in Gras Savoye from 49 percent to 31 percent. The Company received total proceeds of $281 million, comprising cash and interest bearing vendor loans and convertible bonds issued by Gras Savoye. See Note 6 — Net (Loss) Gain on Disposal of Operations for an analysis of the proceeds and the calculation of the gain.

The carrying amount of the Gras Savoye investment as of December 31, 2010 includes goodwill of $88 million (2009: $94 million) and interest bearing vendor loans and convertible bonds issued by Gras Savoye of $44 million and $78 million respectively (2009: $46 million and $78 million, respectively).

As of December 31, 2010 and 2009, the Company’s other investments in associates, individually and in the aggregate, were not material to the Company’s operations.

Unaudited condensed financial information for associates, in the aggregate, as of and for the three years ended December 31, 2010, is presented below. For convenience purposes: (i) balance sheet data has been translated to US dollars at the relevant year-end exchange rate, and (ii) condensed statements of operations data has been translated to US dollars at the relevant average exchange rate.

	2010	2009	2008
	(millions)

Condensed statements of operations data(i):
Total revenues	$510	$534	$574
Income before income taxes	61	96	86
Net income	43	64	51
Condensed balance sheets data(i):
Total assets	2,043	2,204	1,538
Total liabilities	(1,825)	(1,767)	(1,262)
Stockholders’ equity	(218)	(437)	(276)

(i)	Disclosure is based on the Company’s best estimate of the results of its associates and is subject to change upon receipt of their financial statements for 2010.

For the year ended December 31, 2010, the Company recognized $5 million (2009: $12 million; 2008: $9 million) in respect of dividends received from associates.